TO THE SHAREHOLDERS

We are pleased to update you on Seligman Frontier Fund with this First Quarter Report.

     For CLASS A and D shares, net realized gain per share from investment transactions for the three months ended December 31, 1995, totaled $0.20. Net unrealized gain per share totaled $1.51 at December 31. A realized gain distribution of $0.477 per share was paid on November 17, 1995, to shareholders of record November 13, 1995.

     After a slow start, the small-cap market--as did all equity markets--had a strong year in 1995, due to many factors including low inflation, falling interest rates, and strong corporate earnings.

     All equity markets, however, did teeter towards the end of the year, due in part to the Federal budget stalemate between the White House and Congress, which brought on fears of higher interest rates and inflation. Nevertheless, the deadlock in Washington did not deter the Federal Reserve Board from lowering short-term interest rates on December 19--a move that quickly rejuvenated the markets. Despite this, the small-cap market, as measured by the Russell 2000, had a weak fourth quarter relative to the large-cap market, as measured by the Standard & Poor's 500 Composite Stock Price Index (S&P 500). This was because the Russell 2000 has a heavier weighting in technology than the S&P 500, and technology was the weakest performing sector in the fourth quarter.

     In the past three months, your Fund's technology holdings, which represented 25% of the portfolio, remained under pressure, due mainly to pricing pressure on certain types of memory chips, slower unit growth in the cellular phone market, and the general market reaction after mid-year highs. However, fundamentals within the technology sector remain strong and we continue to be positive on the sector. In addition, retail and trucking had a tough quarter, as both sectors were adversely affected by a mediocre holiday season. On the upside, your Fund's positions in business goods and services were particularly strong. One notable area that your Manager selectively added to was the health care sector, specifically medical technology and services.

     Going forward, your Manager remains optimistic and will continue to strive to maintain your Fund's excellent performance record.

     In closing, the slowing economy, the budget negotiations, and the 1996 Presidential election are a few of the factors that may create somewhat more volatile markets in the year ahead. We remain optimistic about the small-cap market and your Fund's performance. We will continue to search for, and invest in, those companies that can sustain earnings growth in a challenging and competitive global business environment--a strategy we believe is key to investment performance.

     We thank you for your continued investment in Seligman Frontier Fund, and look forward to serving your investment needs in 1996 and the years ahead.

     By order of the Board of Directors,

/s/ William C. Morris
William C. Morris
Chairman

        /s/ Brian T. Zino
        Brian T. Zino
        President


February 2, 1996


Important Telephone Numbers
---------------------------
(800) 221-2450 SHAREHOLDER SERVICES
(800) 445-1777 RETIREMENT PLAN SERVICES
(800) 622-4597 24-HOUR AUTOMATED
               TELEPHONE
               ACCESS SERVICE

PORTFOLIO OF INVESTMENTS (unaudited)

                                     SHARES            VALUE
                                     ------           ------

COMMON STOCKS    91.6%

ADVERTISING   2.2%
DIMAC* ........................      171,100       $ 4,662,475
Heritage Media (Class A)* .....      168,000         4,305,000
Katz Media Group* .............      156,000         2,749,500
                                                   -----------
                                                    11,716,975
                                                   -----------


AEROSPACE AND DEFENSE   1.5%
BDM International*                   275,000         7,975,000
                                                   -----------

APPAREL    1.0%
St. John Knits ................       98,500         5,232,813
                                                   -----------

BROADCASTING    2.7%
Argyle Television .............      130,000         2,242,500
Evergreen Media (Class A)* ....      200,000         6,400,000
Jacor Communications* .........      180,000         3,060,000
United Video Satellite
  Group (Class A)* ...........       90,000         2,452,500
                                                   -----------
                                                    14,155,000
                                                   -----------

BUSINESS GOODS AND SERVICES    15.7%
Barefoot ......................      290,000         2,990,625
Bell & Howell Holdings* .......      186,800         5,230,400
Bisys Group* ..................      220,000         6,710,000
Ceridian* .....................      155,000         6,393,750
Corporate Express* ............      260,000         7,800,000
DST Systems* ..................      215,000         6,127,500
HFS Group* ....................       65,000         5,313,750
Inter-Tel* ....................      325,000         5,037,500
National Data .................      240,000         5,970,000
Nu-Kote Holdings (Class A)* ...      310,000         5,308,750
SITEL* ........................      309,000         9,424,500
SPS Transaction Services* .....      100,000         2,962,500
US Office Products* ...........      350,000         7,896,875
United Transnet* ..............      370,000         5,688,750
                                                   -----------
                                                    82,854,900
                                                   -----------

CAPITAL GOODS    5.3%
Carbide/Graphite Group* .......      400,000         5,750,000
DT Industries .................      190,000         2,517,500
Fusion Systems* ...............      110,000         3,052,500
Greenfield Industries .........      100,000         3,112,500
Oak Industries* ...............      150,000         2,812,500
UCAR International* ...........      215,000         7,256,250
Wolverine Tube* ...............       90,000         3,358,125
                                                   -----------
                                                    27,859,375
                                                   -----------

COMMUNICATIONS    6.4%
ADFlex Solutions* .............      183,000         4,849,500
Arch Communications Group* ....      220,000         5,293,750
Aspect Telecommunications* ....      180,000         6,007,500
Cellular Communications Intl.*.       15,000           751,875
Cidco* ........................      231,200         5,866,700
Madge Networks* ...............       99,090         4,415,698
MobileMedia (Class A)* ........      150,000         3,318,750
ProNet* .......................      100,000         2,956,250
                                                   -----------
                                                    33,460,023
                                                   -----------

COMPUTER HARDWARE
  PERIPHERALS    2.4%
Electronics for Imaging* ......      120,000         5,205,000
Planar System* ................      390,000         7,458,750
                                                   -----------
                                                    12,663,750
                                                   -----------

COMPUTER SOFTWARE
  AND SERVICES    4.6%
Mentor Graphics* ..............      280,000         5,075,000
Netmanage* ....................      250,000         5,781,250
Oak Technology* ...............       24,000         1,023,000
SunGard Data Systems* .........      150,000         4,218,750
Synopsys* .....................      210,000         8,006,250
                                                   -----------
                                                    24,104,250
                                                   -----------

CONSUMER GOODS AND
  SERVICES    4.3%
Buckeye Cellulose* ............      350,000         7,700,000
Oakley* .......................      270,000         9,180,000
ThermoLase* ...................      200,000         5,175,000
USA Detergents* ...............       33,000           771,375
                                                   -----------
                                                    22,826,375
                                                   -----------

DRUGS AND HEALTH CARE    9.0%
AmeriSource Health* ...........      182,000         6,006,000
Clintrials Research* ..........      175,000         3,543,750
Community Psychiatric Centers .      435,000         5,328,750
National Surgery Centers* .....      130,000         2,957,500
Omnicare ......................      175,000         7,831,250
Protein Design Labs* ..........      132,000         3,036,000
Scherer (R.P.)* ...............       87,300         4,283,156
Total Renal Care Holdings* ....      310,000         9,145,000
Vivra .........................      202,500         5,087,813
                                                   -----------
                                                    47,219,219
                                                   -----------

ELECTRONICS    16.0%
Cognex* .......................      380,000        13,300,000
Credence Systems* .............      250,000         5,687,500

                                     Shares            Value
                                     ------            -----
Cypress Semiconductors* .......      450,000       $ 5,737,500
Electro Scientific Industries*.      180,000         5,197,500
Electroglas* ..................      244,000         6,161,000
Information Storage Device* ...      325,000         3,575,000
Lam Research* .................      150,000         6,843,750
Lattice Semiconductor* ........      140,000         4,576,250
Microchip Technology* .........      139,000         5,090,875
Sanmina* ......................      140,000         7,280,000
Semitool* .....................       50,000           646,875
Silicon Valley Group* .........       26,000           658,125
Tencor Instruments* ...........      200,000         4,875,000
Ultratech Stepper* ............      126,000         3,244,500
Vicor* ........................      370,000         7,353,750
Xilinx* .......................      100,000         3,037,500
Zilog* ........................       22,000           807,125
                                                   -----------
                                                    84,072,250
                                                   -----------

FARM EQUIPMENT    1.0%
AGCO ..........................      105,000         5,355,000
                                                   -----------

FINANCIAL SERVICES    7.3%
Commerce Bancorp ..............      115,000         2,537,187
First Investors Financial
  Services Group* .............      150,000         1,237,500
First Savings Bank of
  Washington* .................      150,000         1,968,750
Flushing Financial* ...........      150,000         2,287,500
GCR Holdings* .................      160,000         3,580,000
Jayhawk Acceptance* ...........      350,000         3,281,250
Klamath First Bancorp* ........      150,000         2,034,375
Leasing Solutions* ............      180,000         2,722,500
Meadowbrook* ..................      168,100         5,631,350
T. Rowe Price .................      105,000         5,145,000
Roosevelt Financial Group .....      300,000         5,775,000
Statewide Financial* ..........      150,000         1,950,000
                                                   -----------
                                                    38,150,412
                                                   -----------

FOOD AND BEVERAGEs    0.6%
Canandaigua Wine (Class A)* ...      100,000         3,275,000
                                                   -----------

GAMING  1.0%
GTECH Holdings* ...............      200,000         5,200,000
                                                   -----------

MEDICAL PRODUCTS AND
TECHNOLOGY    2.3%
Dentsply International ........      215,000         8,586,562
Sybron International* .........      150,000         3,562,500
                                                   -----------
                                                    12,149,062
                                                   -----------

                                     SHARES OR
                                     PRIN. AMT.        VALUE
                                     ----------        -----
OIL AND GAS    2.0%
Falcon Drilling* ..............      330,000shs.  $  4,888,125
Pogo Producing ................      200,000         5,650,000
                                                  ------------
                                                    10,538,125
                                                  ------------

RESTAURANTS    1.5%
Consolidated Products* ........      114,000         1,702,875
Longhorn Steaks* ..............      335,000         6,071,875
                                                  ------------
                                                     7,774,750
                                                  ------------

RETAIL TRADE    0.9%
Casey's General Store .........      220,000         4,798,750
                                                  ------------

SPECIALTY CHEMICALS    1.9%
Mineral Technologies ..........      180,000         6,570,000
Sealed Air* ...................      130,000         3,656,250
                                                  ------------
                                                    10,226,250
                                                  ------------

UTILITIES    2.0%
California Energy* ............      550,000        10,725,000
                                                  ------------

TOTAL COMMON STOCKS
        (Cost $423,263,631)  ..                    482,332,279
                                                  ------------

SHORT-TERM HOLDINGS    9.2%
Bank of Montreal,
  Toronto Fixed
  Time Deposit 5 5/8%,
  1/2/96 ......................  $23,240,000        23,240,000
First National Bank of
  Chicago, Grand Cayman
  Fixed Time Deposit
  5 13/16%, 1/2/96 ............   25,000,000        25,000,000
                                                  ------------

TOTAL SHORT-TERM HOLDINGS
        (Cost  $48,240,000) ...                     48,240,000
                                                  ------------

TOTAL INVESTMENTS    100.8%
        (Cost  $471,503,631) ..                    530,572,279

OTHER ASSETS LESS
LIABILITIES    (0.8)% .........                     (4,033,406)
                                                  ------------
NET ASSETS    100.0% ..........                   $526,538,873
                                                  ============

--------------------
* Non-income producing security.

Note: Investments in stocks are valued at current market values or, in their absence, at fair value determined in accordance with procedures approved by the Board of Directors. Securities traded on national exchanges are valued at last sales prices or, in their absence and in the case of over-the-counter securities, a mean of bid and asked prices. Short- term holdings maturing in 60 days or less are valued at amortized cost.

SELIGMAN FRONTIER FUND

INVESTMENT RESULTS
TOTAL RETURNS*
For Periods Ended December 31, 1995

                                        AVERAGE ANNUAL
                        ---------------------------------------------------
                                                                  CLASS D
                        THREE       ONE      FIVE       TEN        SINCE
                        MONTHS      YEAR     YEARS     YEARS     INCEPTION+
                        ------     ------    ------    -----     ---------
CLASS A
With Sales Charge       (4.20)%    29.90%    24.97%    16.02%       n/a
Without Sales Charge     0.57      36.43     26.19     16.59        n/a

CLASS D
With CDSL               (0.61)     34.24      n/a       n/a         n/a
Without CDSL             0.36      35.24      n/a       n/a        26.22%


RUSSELL 2000**           2.17      28.44     20.99     11.32       15.80

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE


                   DECEMBER 31, 1995   SEPTEMBER 30, 1995   DECEMBER 31, 1994
CLASS A                  $13.64              $14.04              $10.35
CLASS D                   13.18               13.61               10.10

--------------------------------------------------------------------------------
 * The returns for Class A shares are shown with and without the maximum initial sales charge of 4.75%. No adjustment was made to performance for periods prior to June 1, 1992, the commencement date for the annual Administration, Shareholder Services and Distribution Plan fee of up to 0.25% of average daily net assets of Class A shares. The returns for periods of one year or less for Class D shares are shown with and without the effect of the 1% contingent deferred sales load ("CDSL") imposed on certain shares redeemed within one year of purchase.

** The Russell 2000 is an unmanaged index and assumes reinvestment of estimated dividends and does not reflect fees and expenses. Investors may not invest directly in an index.

 +   May 3, 1993.

     ---------------------------------------------------------------------------
THESE RATES OF RETURN REFLECT CHANGES IN PRICE AND ASSUME THAT ALL DISTRIBUTIONS WITHIN THE PERIOD ARE REINVESTED IN ADDITIONAL SHARES. THE RATES OF RETURN WILL VARY AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE.SHARES, IF REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE INVESTMENT RESULTS.

LARGEST PORTFOLIO CHANGES*
DURING PAST THREE MONTHS

                                                  SHARES
                                        ----------------------------
                                                          HOLDINGS
ADDITIONS                               INCREASE          12/31/95
------------                            -----------    -------------
ADFlex Solutions ..............          183,000          183,000
Buckeye Cellulose .............          350,000          350,000
Cypress Semiconductors ........          450,000          450,000
DST Systems ...................          215,000          215,000
Microchip Technology ..........          139,000          139,000
Oakley ........................          270,000          270,000
Total Renal Care Holdings .....          310,000          310,000
United Transnet ...............          370,000          370,000
Vivra .........................          202,500          202,500
Xilinx ........................          100,000          100,000



                                                          HOLDINGS
REDUCTIONS                               DECREASE         12/31/95
--------------                          -----------    -------------
Electronics for Imaging .......           91,000          120,000**
Holophane .....................          127,000             --
Interim Services ..............          100,000             --
Kennametal ....................          100,000             --
Lincare Holdings ..............          120,000             --
Living Centers of America .....          110,000             --
Martin Industries .............          290,000             --
Nautica Enterprises ...........           87,000             --
Sirrom Capital ................          250,000             --
USA Detergents ................          167,000           33,000

-------------------------

 * Largest portfolio changes from the previous quarter to the current quarter are based on cost of purchases and proceeds from sales of securities.

**   Includes 61,000 shares received as a result of a 2-for-1 stock split.

MAJOR PORTFOLIO HOLDINGS
AT DECEMBER 31, 1995

SECURITY                                                    VALUE
--------                                                -----------
Cognex ...............................................  $13,300,000
California Energy ....................................   10,725,000
SITEL ................................................    9,424,500
Oakley ...............................................    9,180,000
Total Renal Care Holdings ............................    9,145,000
Dentsply International ...............................    8,586,562
Synopsys .............................................    8,006,250
BDM International ....................................    7,975,000
US Office Products ...................................    7,896,875
Omnicare .............................................    7,831,250

                              FIRST QUARTER REPORT
                                    SELIGMAN
                                    FRONTIER
                                   FUND, INC.

                               DECEMBER 31, 1995
                                     [LOGO]
                          A CAPITAL APPRECIATION FUND
                              ESTABLISHED IN 1984

                       Seligman Financial Services, Inc.
                                an affiliate of
                      J. & W. Seligman & Co. incorporated
                                established 1864
                      100 Park Avenue, New York, NY 10017

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Frontier Fund, Inc., which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.

                                                                    EQFR3a 12/95